Subsequent Events (Details)	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jan. 16, 2015 Senior convertible notes USD ($)	Jan. 22, 2015 On-shore storage premises located in Germany	Mar. 16, 2015 Tapuit USD ($)	Mar. 16, 2015 Tapuit EUR (€)	Dec. 31, 2014 Tapuit	Mar. 31, 2015 2015 Equity Incentive Plan	Mar. 31, 2015 2006 Equity Incentive Plan	Nov. 02, 2006 2006 Equity Incentive Plan
Subsequent Event [Line Items]
Debt amount				$ 48,300,000
Debt maturity date				Nov. 01, 2018
Proceeds from convertible debt				52,204,000
Storage capacity					20,000
Aggregate number of shares reserved for issuance									5,091,402		4,053,500
Aggregate number of shares unissued										91,402
Aggregate number of shares reserved for issuance excluding unissued shares									5,000,000
Expiration date									The 2015 Equity Incentive Plan expires in March 2025, or ten years from its adoption.
Vessel capacity in DWT								2,500
Aggregate sale price	16,156,000	8,328,000	8,932,000			50,000	47,500
Gain/(loss) on sale of vessel	$ (12,864,000)	$ (4,312,000)	$ (5,966,000)			$ (130,000)